PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2019

Schedule of Investments | 3/31/19 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 95.1%
		COMMON STOCKS - 0.8% of Net Assets
		Airlines - 0.2%
	1,195(a)	United Continental Holdings, Inc.	$95,337
		Total Airlines	$95,337
		Chemicals - 0.1%
	545	LyondellBasell Industries NV	$45,824
		Total Chemicals	$45,824
		Consumer Finance - 0.1%
	752	Capital One Financial Corp.	$61,431
		Total Consumer Finance	$61,431
		Health Care Providers & Services - 0.3%
	9,932(a)	BioScrip, Inc.	$19,864
	512	Cigna Corp.	82,340
		Total Health Care Providers & Services	$102,204
		Technology Hardware, Storage & Peripherals - 0.1%
	1,598(a)	NCR Corp.	$43,609
		Total Technology Hardware, Storage & Peripherals	$43,609
		TOTAL COMMON STOCKS
		(Cost $195,135)	$348,405
		CONVERTIBLE PREFERRED STOCKS - 1.1% of Net Assets
		Banks - 1.1%
	225(b)	Bank of America Corp., 7.25%	$292,921
	155(b)	Wells Fargo & Co., 7.5%	200,314
		Total Banks	$493,235
		Health Care Providers & Services - 0.0%†
	28^(a)	BioScrip, Inc.	$2,526
		Total Health Care Providers & Services	$2,526
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $481,460)	$495,761
		PREFERRED STOCK - 0.2% of Net Assets
		Consumer Finance - 0.2%
	2,821(c)	GMAC Capital Trust I, 8.469% (3 Month USD LIBOR + 579 bps), 2/15/40	$73,459
		Total Consumer Finance	$73,459
		TOTAL PREFERRED STOCK
		(Cost $66,924)	$73,459
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2% of Net Assets
	57,533(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	$58,188
	50,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	45,505
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $100,184)	$103,693
		CONVERTIBLE CORPORATE BONDS - 5.0% of Net Assets
		Biotechnology - 1.3%
	174,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$166,096
	162,000	Insmed, Inc., 1.75%, 1/15/25	163,596
	115,000	Medicines Co., 2.5%, 1/15/22	114,940
	95,000	Medicines Co., 2.75%, 7/15/23	79,920
	22,000	Medicines Co., 3.5%, 1/15/24 (144A)	28,363
		Total Biotechnology	$552,915
		Commercial Services - 0.1%
	65,000	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$57,283
		Total Commercial Services	$57,283
		Computers - 0.3%
	132,000	Pure Storage, Inc., 0.125%, 4/15/23 (144A)	$141,312
		Total Computers	$141,312
		Engineering & Construction - 0.2%
	78,000	Dycom Industries, Inc., 0.75%, 9/15/21	$71,768
		Total Engineering & Construction	$71,768
		Healthcare-Products - 0.7%
	135,000	Endologix, Inc., 3.25%, 11/1/20	$92,435
	198,000	Wright Medical Group, Inc., 1.625%, 6/15/23 (144A)	221,389
		Total Healthcare-Products	$313,824
		Internet - 0.3%
	121,000	Palo Alto Networks, Inc., 0.75%, 7/1/23 (144A)	$133,976
		Total Internet	$133,976
		Media - 0.3%
	178,000	DISH Network Corp., 2.375%, 3/15/24	$146,827
		Total Media	$146,827
		Oil & Gas - 0.4%
	185,000	Oasis Petroleum, Inc., 2.625%, 9/15/23	$172,722
		Total Oil & Gas	$172,722
		Semiconductors - 0.4%
	100,000	Microchip Technology, Inc., 1.625%, 2/15/27	$109,780
	70,000	ON Semiconductor Corp., 1.625%, 10/15/23	86,160
		Total Semiconductors	$195,940
	Principal Amount USD ($)		Value
		Software - 0.8%
	210,000	Akamai Technologies, Inc., 0.125%, 5/1/25 (144A)	$209,295
	125,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	123,247
		Total Software	$332,542
		Transportation - 0.2%
	85,000	SEACOR Holdings, Inc., 3.0%, 11/15/28	$82,871
		Total Transportation	$82,871
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $2,219,628)	$2,201,980
		CORPORATE BONDS - 82.2% of Net Assets
		Advertising - 0.5%
	272,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$225,080
		Total Advertising	$225,080
		Aerospace & Defense - 1.0%
	225,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$226,969
	87,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	89,501
	122,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	125,849
		Total Aerospace & Defense	$442,319
		Auto Manufacturers - 0.5%
	200,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$202,854
		Total Auto Manufacturers	$202,854
		Auto Parts & Equipment - 0.9%
	231,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$222,915
	208,000	Titan International, Inc., 6.5%, 11/30/23	191,620
		Total Auto Parts & Equipment	$414,535
		Banks - 4.3%
	200,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$200,340
	200,000(b)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	199,750
	200,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	205,250
	220,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	195,250
	270,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	239,625
	200,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	197,880
	237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	215,670
	200,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	206,250
	200,000(b)(c)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	207,628
		Total Banks	$1,867,643
		Building Materials - 2.0%
	275,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$268,812
	310,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	305,350
	111,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	113,775
	168,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	169,680
		Total Building Materials	$857,617
		Chemicals - 3.6%
	57,000	CF Industries, Inc., 4.95%, 6/1/43	$48,877
	157,000	CF Industries, Inc., 5.375%, 3/15/44	141,496
	287,000	Chemours Co., 7.0%, 5/15/25	302,067
	99,000	Darling Ingredients Inc., 5.25%, 4/15/27 (144A)	100,299
	172,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	173,720
	151,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	148,357
	93,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	91,140
	70,000	Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)	64,750
	205,000	OCI NV, 6.625%, 4/15/23 (144A)	212,585
	225,000	Olin Corp., 5.0%, 2/1/30	218,813
	140,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)	132,650
		Total Chemicals	$1,634,754
		Coal - 0.6%
	255,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$258,188
		Total Coal	$258,188
		Commercial Services - 5.1%
	200,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	$196,500
	296,000	Brink's Co., 4.625%, 10/15/27 (144A)	285,640
	125,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	122,187
	128,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	130,880
	90,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	85,500
	75,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	75,000
	75,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	75,016
	305,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (144A)	320,250
	178,000	StoneMor Partners LP/Cornerstone Family Services West Virgina Subsidiary, 7.875%, 6/1/21	159,310
	190,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	154,613
	18,000	United Rentals North America, Inc., 4.625%, 10/15/25	17,775
	18,000	United Rentals North America, Inc., 4.875%, 1/15/28	17,509
	135,000	United Rentals North America, Inc., 5.75%, 11/15/24	138,713
	221,000	United Rentals North America, Inc., 6.5%, 12/15/26	232,603
	175,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	174,563
		Total Commercial Services	$2,186,059
	Principal Amount USD ($)		Value
		Computers - 0.2%
	100,000	Western Digital Corp., 4.75%, 2/15/26	$95,500
		Total Computers	$95,500
		Distribution & Wholesale - 0.4%
	150,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	$148,500
	25,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	24,937
		Total Distribution & Wholesale	$173,437
		Diversified Financial Services - 2.5%
	285,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	$291,412
	160,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	159,800
	22,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	22,660
	395,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	395,000
	175,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	179,813
		Total Diversified Financial Services	$1,048,685
		Electric - 1.4%
	55,000	Calpine Corp., 5.25%, 6/1/26 (144A)	$54,725
	90,000	Calpine Corp., 5.75%, 1/15/25	89,550
	137,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	137,514
	4,000	Talen Energy Supply LLC, 4.6%, 12/15/21	3,870
	333,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	346,320
		Total Electric	$631,979
		Electrical Components & Equipment - 0.3%
EUR	100,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$112,542
		Total Electrical Components & Equipment	$112,542
		Electronics - 0.3%
	125,000	Itron, Inc., 5.0%, 1/15/26 (144A)	$122,969
		Total Electronics	$122,969
		Energy-Alternate Sources - 0.3%
	130,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	$128,438
		Total Energy-Alternate Sources	$128,438
		Engineering & Construction - 0.5%
	210,000	MasTec, Inc., 4.875%, 3/15/23	$211,050
		Total Engineering & Construction	$211,050
		Entertainment - 2.0%
	63,000	Eldorado Resorts, Inc., 6.0%, 9/15/26	$63,945
	200,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	203,000
	35,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	34,038
	100,000	Scientific Games International, Inc., 5.0%, 10/15/25 (144A)	98,000
	351,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	358,248
	118,000	Scientific Games International, Inc., 10.0%, 12/1/22	124,000
		Total Entertainment	$881,231
		Environmental Control - 1.5%
	271,000	Covanta Holding Corp., 6.0%, 1/1/27	$271,000
	221,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	208,845
	189,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	187,583
		Total Environmental Control	$667,428
		Food - 2.6%
	210,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 5.75%, 3/15/25	$199,237
	67,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 7.5%, 3/15/26 (144A)	68,926
	140,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	140,525
	200,000	Ingles Markets, Inc., 5.75%, 6/15/23	203,750
	211,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	218,385
	105,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	105,788
	110,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	109,175
	45,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	39,488
		Total Food	$1,085,274
		Forest Products & Paper - 0.5%
	239,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$239,000
		Total Forest Products & Paper	$239,000
		Healthcare-Services - 3.4%
	70,000	Centene Corp., 4.75%, 1/15/25	$71,400
	63,000	Centene Corp., 5.375%, 6/1/26 (144A)	65,756
	50,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	47,045
	400,000	HCA, Inc., 5.25%, 6/15/26	428,587
	37,000	HCA, Inc., 5.625%, 9/1/28	39,128
	25,000	HCA, Inc., 5.875%, 2/1/29	26,936
	200,000	Molina Healthcare, Inc., 5.375%, 11/15/22	207,622
	190,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	202,113
	126,000	Surgery Centre Holdings, Inc., 10.0%, 4/15/27 (144A)	127,890
	226,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	233,910
		Total Healthcare-Services	$1,450,387
		Home Builders - 4.1%
	125,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$109,062
	385,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	364,306
	142,000	KB Home, 6.875%, 6/15/27	146,260
	190,000	KB Home, 7.5%, 9/15/22	207,575
	294,000	Lennar Corp., 4.75%, 11/15/22	302,026
	Principal Amount USD ($)		Value
		Home Builders - (continued)
	222,000	Lennar Corp., 4.75%, 11/29/27	$222,104
	130,000	Meritage Homes Corp., 5.125%, 6/6/27	126,061
	200,000	Meritage Homes Corp., 6.0%, 6/1/25	210,000
	145,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	147,538
		Total Home Builders	$1,834,932
		Home Furnishings - 0.6%
	250,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$250,155
		Total Home Furnishings	$250,155
		Internet - 0.6%
	274,000	Netflix, Inc., 4.375%, 11/15/26	$268,862
		Total Internet	$268,862
		Iron & Steel - 1.0%
	175,000	Commercial Metals Co., 5.375%, 7/15/27	$168,437
	270,000	Commercial Metals Co., 5.75%, 4/15/26	269,325
		Total Iron & Steel	$437,762
		Leisure Time - 0.9%
	175,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	$189,263
	93,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	90,489
	150,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	145,875
		Total Leisure Time	$425,627
		Lodging - 0.3%
	141,000	MGM Resorts International, 5.5%, 4/15/27	$142,498
		Total Lodging	$142,498
		Machinery-Diversified - 0.6%
	246,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$264,450
		Total Machinery-Diversified	$264,450
		Media - 5.7%
	200,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$204,500
	515,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	531,737
	50,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26 (144A)	52,312
	172,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	182,320
	200,000	CSC Holdings LLC, 5.375%, 7/15/23 (144A)	203,750
	200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	200,500
	110,000	Gray Television, Inc., 5.125%, 10/15/24 (144A)	110,446
	133,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	135,354
	149,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	150,118
	135,000	Sirius XM Radio, Inc., 5.0%, 8/1/27 (144A)	135,081
	171,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	174,685
	375,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	391,406
		Total Media	$2,472,209
		Metal Fabricate & Hardware - 0.5%
	200,000	Novelis Corp., 5.875%, 9/30/26 (144A)	$199,250
		Total Metal Fabricate & Hardware	$199,250
		Mining - 1.2%
	125,000	Coeur Mining, Inc., 5.875%, 6/1/24	$120,313
	200,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	185,500
	112,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	115,920
	110,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	112,888
		Total Mining	$534,621
		Miscellaneous Manufacturers - 0.8%
	150,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$150,375
	222,000	EnPro Industries, Inc., 5.75%, 10/15/26 (144A)	223,665
		Total Miscellaneous Manufacturers	$374,040
		Oil & Gas - 8.0%
	123,000	Antero Resources Corp., 5.0%, 3/1/25	$120,847
	131,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	128,380
	91,000	Centennial Resource Production LLC, 6.875%, 4/1/27 (144A)	91,892
	148,000	Covey Park Energy LLC/Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	136,900
	100,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	83,500
	213,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	160,815
	170,000	Gulfport Energy Corp., 6.0%, 10/15/24	154,299
	15,000	Gulfport Energy Corp., 6.625%, 5/1/23	14,550
	204,000	Halcon Resources Corp., 6.75%, 2/15/25	122,400
	135,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	132,637
	296,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	261,960
	93,000	Jagged Peak Energy LLC, 5.875%, 5/1/26	92,214
	235,000	Marathon Petroleum Corp., 5.375%, 10/1/22 (144A)	238,492
	50,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	49,259
	53,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	49,423
	219,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	214,620
	40,000	Newfield Exploration Co., 5.625%, 7/1/24	43,688
	246,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	248,460
	30,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	29,550
	135,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/25 (144A)	134,663
	20,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	19,900
	20,000	Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (144A)	20,675
	Principal Amount USD ($)		Value
		Oil & Gas - (continued)
	115,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	$118,278
	179,000	Resolute Energy Corp., 8.5%, 5/1/20	179,000
	222,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	210,900
	175,000	SM Energy Co., 6.75%, 9/15/26	167,781
	185,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	183,150
	120,000	WPX Energy, Inc., 5.25%, 9/15/24	121,200
		Total Oil & Gas	$3,529,433
		Oil & Gas Services – 2.2%
	115,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 4/1/21	$114,914
	156,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	157,170
	152,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	154,994
	54,000	Calfrac Holdings LP, 8.5%, 6/15/26 (144A)	41,850
	115,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	117,300
	207,000	FTS International, Inc., 6.25%, 5/1/22	200,272
	50,000	SESI LLC, 7.75%, 9/15/24	41,375
	74,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27 (144A)	75,203
		Total Oil & Gas Services	$903,078
		Packaging & Containers - 1.7%
	276,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	$276,000
	102,000	Ball Corp., 5.25%, 7/1/25	107,227
	254,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	281,940
	58,000	Greif, Inc., 6.5%, 3/1/27 (144A)	59,305
	65,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	60,775
		Total Packaging & Containers	$785,247
		Pharmaceuticals - 2.8%
	150,000	Bausch Health Americas Inc., 8.5%, 1/31/27 (144A)	$159,000
	80,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	81,700
	404,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	409,050
	214,000	BioScrip, Inc., 8.875%, 2/15/21	216,140
	220,000	Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	238,975
	114,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	115,596
		Total Pharmaceuticals	$1,220,461
		Pipelines - 5.4%
	115,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$105,800
	110,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 1/15/25	114,188
	185,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	187,775
	70,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/26 (144A)	71,400
	280,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	304,500
	30,000	DCP Midstream Operating LP, 3.875%, 3/15/23	29,850
	49,000	DCP Midstream Operating LP, 4.95%, 4/1/22	50,164
	200,000	DCP Midstream Operating LP, 5.375%, 7/15/25	208,500
	165,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	163,350
	65,000	Energy Transfer Operating LP, 4.25%, 3/15/23	66,688
	170,000	Energy Transfer Operating LP, 5.875%, 1/15/24	185,565
	40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	34,500
	116,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	103,820
	90,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	85,050
	138,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	134,205
	70,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	71,662
	167,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	169,922
	135,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	137,363
	75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	73,969
	26,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.5%, 7/15/27 (144A)	28,048
	57,000	Williams Cos., Inc., 5.75%, 6/24/44	62,696
		Total Pipelines	$2,389,015
		Real Estate - 0.7%
	235,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$233,531
	48,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/1/27 (144A)	49,140
		Total Real Estate	$282,671
		REITs - 1.8%
	150,000	CyrusOne LP/CyrusOne Finance Corp., 5.0%, 3/15/24	$153,187
	155,000	Iron Mountain US Holdings, Inc., 5.375%, 6/1/26 (144A)	152,287
	200,000	Iron Mountain, Inc., 5.75%, 8/15/24	202,000
	310,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	293,818
		Total REITs	$801,292
		Retail - 0.6%
	147,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	$154,350
	50,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	42,125
	115,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	96,313
		Total Retail	$292,788
		Software - 1.1%
	155,000	First Data Corp., 5.0%, 1/15/24 (144A)	$159,011
	135,000	Open Text Corp., 5.875%, 6/1/26 (144A)	141,075
	94,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	83,743
	Principal Amount USD ($)		Value
		Software - (continued)
	121,000	SS&C Technologies, Inc., 5.5%, 9/30/27 (144A)	$122,210
		Total Software	$506,039
		Telecommunications - 6.3%
	200,000	Altice France SA, 8.125%, 2/1/27 (144A)	$202,250
	150,000	CenturyLink, Inc., 6.45%, 6/15/21	156,188
	90,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	87,498
	451,000	Frontier Communications Corp., 8.75%, 4/15/22	320,210
	75,000	Frontier Communications Corp., 11.0%, 9/15/25	49,359
	84,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	83,370
	300,000	Level 3 Financing, Inc., 5.25%, 3/15/26	299,250
	55,000	Plantronics, Inc., 5.5%, 5/31/23 (144A)	55,275
	435,000	Sprint Corp., 7.125%, 6/15/24	441,525
	330,000	Sprint Corp., 7.25%, 9/15/21	346,500
	280,000	Sprint Corp., 7.625%, 2/15/25	285,600
	75,000	T-Mobile USA, Inc., 6.0%, 3/1/23	77,062
	155,000	T-Mobile USA, Inc., 6.0%, 4/15/24	161,006
	215,000	T-Mobile USA, Inc., 6.5%, 1/15/26	229,513
	10,000(d)	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	9,488
		Total Telecommunications	$2,804,094
		Transportation - 0.2%
	200,000	syncreon Group BV/syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	$106,000
		Total Transportation	$106,000
		Trucking & Leasing - 0.7%
	70,000	DAE Funding LLC, 4.5%, 8/1/22 (144A)	$70,525
	200,000	Fly Leasing, Ltd., 6.375%, 10/15/21	202,500
		Total Trucking & Leasing	$273,025
		TOTAL CORPORATE BONDS
		(Cost $36,132,403)	$36,034,518
	Face Amount USD ($)		Value
		INSURANCE-LINKED SECURITIES - 0.1% of Net Assets(e)
		Reinsurance Sidecars - 0.1%
		Multiperil - Worldwide - 0.1%
	50,000+(a)	Lorenz Re 2017, 3/31/20	$2,980
	50,000+(a)	Lorenz Re 2018, 7/1/21	34,765
		Total Reinsurance Sidecars	$37,745
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $53,854)	$37,745
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.9% of Net Assets*(f)
		Buildings & Real Estate - 0.3%
	129,211	Builders FirstSource, Inc., Refinancing Term Loan, 5.601% (LIBOR + 300 bps), 2/29/24	$125,442
		Total Buildings & Real Estate	$125,442
		Healthcare, Education & Childcare - 0.5%
	201,982	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.982% (LIBOR + 450 bps), 11/16/25	$200,341
		Total Healthcare, Education & Childcare	$200,341
		Hotel, Gaming & Leisure - 0.1%
	46,303	Golden Nugget, Inc. (aka Landry's Inc.), Initial Term B Loan, 5.242% (LIBOR + 275 bps), 10/4/23	$45,909
		Total Hotel, Gaming & Leisure	$45,909
		Media - 0.1%
	36,593	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 5.249% (LIBOR + 275 bps), 3/15/24	$34,568
		Total Media	$34,568
		Metals & Mining - 0.3%
	129,025	Aleris International, Inc., Initial Term Loan, 7.249% (LIBOR + 475 bps), 2/27/23	$129,283
		Total Metals & Mining	$129,283
		Oil & Gas - 0.4%
	173,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.249% (LIBOR + 675 bps), 10/29/25	$167,810
		Total Oil & Gas	$167,810
		Personal, Food & Miscellaneous Services - 0.4%
	245,037	Revlon Consumer Products Corp., Initial Term B Loan, 6.129% (LIBOR + 350 bps), 9/7/23	$178,509
		Total Personal, Food & Miscellaneous Services	$178,509
		Retail - 0.3%
	148,052	Neiman Marcus Group, Ltd. LLC, Other Term Loan, 5.733% (LIBOR + 325 bps), 10/25/20	$137,904
		Total Retail	$137,904
		Telecommunications - 0.5%
	211,000(g)	Commscope, Inc., Term B Loan, 2/6/26	$211,447
		Total Telecommunications	$211,447
	Principal Amount USD ($)		Value
		Transportation - 0.0%†
	21,533	DynCorp International, Inc., Term Loan B2, 8.482% (LIBOR + 600 bps), 7/7/20	$21,425
		Total Transportation	$21,425
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $1,307,784)	$1,252,638
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.6% of Net Assets
	1,150,000(h)	U.S. Treasury Bills, 4/9/19	$1,149,392
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $1,149,392)	$1,149,392
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Health Care Providers & Services - 0.0%†
	80^(a)(i)	BioScrip, Inc.	$28
	80^(a)(i)	BioScrip, Inc.	35
		Total Health Care Providers & Services	$63
		TOTAL RIGHTS/WARRANTS
		(Cost $–)	$63
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.1%
		(Cost $41,706,764)	$41,697,654

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 2.4%
	CLOSED END FUND - 2.4% of Net Assets
122,642(j)	Pioneer ILS Interval Fund	$ –	$ –	$ (4,906)	$1,055,943
	TOTAL CLOSED END FUND
	(Cost $1,300,000)				$1,055,943
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.4%
	(Cost $1,300,000)				$1,055,943
	OTHER ASSETS AND LIABILITIES - 2.5%				$1,091,125
	NET ASSETS - 100.0%				$43,844,722

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2019, the value of these securities amounted to $20,502,451, or 46.8% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2019.
(d)	Security is in default.
(e)	Securities are restricted as to resale.
(f)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2019.
(g)	This term loan will settle after March 31, 2019, at which time the interest rate will be determined.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	BioScrip, Inc. warrants are exercisable into 160 shares.
(j)	Pioneer ILS Interval Fund is an affiliated fund managed by Amundi Pioneer Asset Management, Inc. (the "Adviser").

FUTURES CONTRACT

INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
3	S&P 500 EMINI	6/21/19	$(422,902)	$(425,662)	$(2,760)
TOTAL FUTURES CONTRACT			$(422,902)	$(425,662)	$(2,760)

SWAP CONTRACTS CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index		Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation (Depreciation)	Market Value
896,884	Markit CDX North America High Yield Index Series 27		Receive	5.00%	12/20/21	$63,338	$(6,656)	$56,682
411,600	Markit CDX North America High Yield Index Series 31		Receive	5.00%	12/20/23	23,317	5,039	28,356
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$86,655	$(1,617)	$85,038

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
40,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(4,500)	$6,297	$1,797
25,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(3,062)	4,185	1,123
40,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(4,900)	6,697	1,797
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(12,462)	$17,179	$4,717
TOTAL SWAP CONTRACTS						$74,193	$15,562	$89,755

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$348,405	$–	$–	$348,405
Convertible Preferred Stocks
Health Care Providers & Services	–	--	2,526	2,526
All Other Convertible Preferred Stocks	493,235	–	–	493,235
Preferred Stock	73,459	–	–	73,459
Collateralized Mortgage Obligations	–	103,693	–	103,693
Convertible Corporate Bonds	–	2,201,980	–	2,201,980
Corporate Bonds	–	36,034,518	–	36,034,518
Insurance-Linked Securities
Reinsurance Sidecars Multiperil - Worldwide	–	–	37,745	37,745
Senior Secured Floating Rate Loan Interests	–	1,252,638	–	1,252,638
U.S. Government and Agency Obligation	–	1,149,392	–	1,149,392
Rights/Warrants
Health Care Providers & Services	–	--	63	63
Closed End Fund	–	1,055,943	–	1,055,943
Total Investments in Securities	$915,099	$41,798,164	$40,334	$42,753,597
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(2,760)	$–	$–	$(2,760)
Swap contracts, at value	–	89,755	–	89,755
Total Other Financial Instruments	$(2,760)	$89,755	$–	$86,995

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Convertible Preferred Stocks	Insurance-Linked Securities	Rights/Warrants	Total
Balance as of 12/31/18	$3,116	$42,775	$199	$46,090
Realized gain (loss)	–	–	--	--
Changed in unrealized appreciation
(depreciation)	(590)	2,872	(136)	2,146
Accrued discounts/premiums	–	–	--	--
Purchases	–	--	--	--
Sales	–	(7,902)	--	(7,902)
Transfers in to Level 3*	--	–	--	--
Transfers out of Level 3*	–	--	–	--
Balance as of 3/31/19	$2,526	$37,745	$63	$40,334

*       Transfers are calculated on the beginning of period value. For the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2019: $2,146.